Stock Based Compensation	12 Months Ended
Dec. 31, 2013
Stock Based Compensation
Stock Based Compensation

21. Stock Based Compensation

        As of April 18, 2008, the Board of Directors and the Compensation Committee approved incentive compensation of the Manager's employees with its shares from time to time, after specific for each such time, decision by the compensation committee and the Board of Directors in order to provide a means of compensation in the form of free shares under its 2006 equity compensation plan to certain employees of the Manager of the Company's common stock. The plan was effective as of December 31, 2008. Pursuant to the terms of the plan, employees of the Manager may receive (from time to time) shares of the Company's common stock as additional compensation for their services offered during the preceding period. The stock will have no vesting period and the employee will own the stock immediately after grant. The total amount of stock to be granted to employees of the Manager will be at the Company's Board of Directors' discretion only and there will be no contractual obligation for any stock to be granted as part of the employees' compensation package in future periods. As of December 12, 2013, the Company granted 16,066 shares to certain employees of the Manager and recorded in "General and Administrative Expenses" an expense of $0.1 million representing the fair value of the stock granted as at the date of grant, which will be issued in 2014 to be distributed to the employees of the Manager in settlement of the shares granted in 2013. As of December 12, 2012, the Company granted 35,101 shares to certain employees of the Manager and recorded in "General and Administrative Expenses" an expense of $0.1 million representing the fair value of the stock granted as at the date of grant, which were issued in 2013 and distributed to the employees of the Manager in settlement of the shares granted in 2012. As of December 12, 2011, the Company granted 18,650 shares to certain employees of the Manager and recorded in "General and Administrative Expenses" an expense of $0.1 million representing the fair value of the stock granted as at the date of grant. The Company issued 18,041 new shares of common stock in 2012 and the remaining 609 shares of common stock in 2013 and distributed to the employees of the Manager in settlement of the shares granted in 2011.

        The Company has also established the Directors Share Payment Plan under its 2006 equity compensation plan. The purpose of the plan is to provide a means of payment of all or a portion of compensation payable to directors of the Company in the form of Company's Common Stock. The plan was effective as of April 18, 2008. Each member of the Board of Directors of the Company may participate in the plan. Pursuant to the terms of the plan, Directors may elect to receive in Common Stock all or a portion of their compensation. During 2013, none of the directors elected to receive in Company shares his compensation. During 2012, one director elected to receive in Company shares 50% of his compensation and one director elected to receive in Company shares 100% of his compensation only for the first quarter of 2012. During 2011, one director elected to receive in Company shares 50% of his compensation and one director elected to receive in Company shares 100% of his compensation. On the last business day of each quarter of 2013, 2012 and 2011, rights to receive nil, 13,613 and 22,200 shares in aggregate for the years ended December 31, 2013, 2012 and 2011, respectively, were credited to the Director's Share Payment Account. As of December 31, 2013, 2012 and 2011, respectively, nil, $0.05 and $0.1 million were reported in "Additional Paid-in Capital" in respect of these rights. Following December 31 of each year, the Company delivers to each Director the number of shares represented by the rights credited to their Share Payment Account during the preceding calendar year. The Company issued 13,613 new shares of common stock in 2013, which were distributed to its directors in settlement of the shares granted in 2012.

        As of December 12, 2011, the Company granted an aggregate of 555,000 restricted shares of common stock to the executive officers of the Company, and recorded in "General and Administrative Expenses" an expense of $2.0 million, representing the fair value of the stock granted as at the date of grant.